Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Variable Interest Entities
4.	Variable Interest Entities

The Company has entered into six separate joint venture arrangements in connection with the development and ownership of its multifamily properties. In connection therewith, the Company determined that each of the joint ventures in which it has invested is a VIE because it believes there is insufficient equity at risk due to the development nature of each venture. As a result of rights held under each of the respective agreements, the Company has determined that it is the primary beneficiary of these VIEs and holds a controlling financial interest in the ventures due to the Company’s authority to direct the activities that most significantly impact the economic performance of the entities, as well as its obligation to absorb the losses and its right to receive benefits from the ventures that could potentially be significant to the entity. As such, the transactions and accounts of the six joint ventures are included in the accompanying consolidated financial statements. The creditors of the VIEs do not have general recourse to the Company.